LOAN RELATED PARTY	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Loan Related Party
LOAN RELATED PARTY

5. LOAN RELATED PARTY

From time to time, we receive payments from stockholders in the form of cash and/or out-of-pocket expenditures for the benefit of the Company, which are business in nature. On April 2, 2025, we received a noninterest bearing advance from a stockholder in the amount of $40,000, to be repaid at a later date. The balance of this advance as of March 31, 2025, was $40,000.

From time to time, we receive payments from stockholders in the form of cash and/or out-of-pocket expenditures for the benefit of the Company, which are business in nature. On March 3 and March 25, 2026, we received 2 noninterest bearing advances from a stockholder in the amount of $3,000 and $21,500, to be repaid at a later date. The balance of this advance as of March 31, 2026, was $24,500. The total balance as of March 31, 2026, was $64,500.

9. LOAN RELATED PARTY

From time to time, we receive payments from stockholders in the form of cash and/or out-of-pocket expenditures for the benefit of the Company, which are business in nature. On April 2, 2025, we received a noninterest bearing advance from a stockholder in the amount of $40,000, to be repaid at a later date. The balance of this advance as of December 31, 2025, was $40,000.